Administrative Expenses	6 Months Ended
Jun. 30, 2026
Administrative Expenses [Abstract]
Administrative expenses

7. Administrative expenses

	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Staff costs (see Note 9)(2)	$6,578	$2,870
General and administrative costs	982	510
Fines and penalties	49	287
Bank charges	502	306
Fuel costs	147	25
Directors’ fees	248	263
Welfare costs	63	33
Stores	824	26
Travel(1)	978	2,019
Audit fees	180	338
Legal fees(1)	1,098	2,336
Loss on asset disposition	-	270
Insurance	420	-
Investor relations	897	-
Stock write-off	-	75
Consultancy fees(1)	457	6,348
Recruitment	161	-
Filing fees	163	-
Administrative expenses	$13,747	$15,706

(1)	Consultancy, legal, and travel expenses of US$10.2m for the six months ended June 30, 2025 are not of a recurring nature and primarily relates to the Reorganization Transaction and the Business Combination, as described in Notes 1 & 4.

(2)	Included in staff costs for the six months ended June 30, 2026 is US$2.6m of one-time restructuring costs. These costs primarily relate to the Company's restructuring activities and are not expected to recur.